Significant Accounting Policies (Tables) - P3 Health Partners Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of total cash balances

	Successor
	June 30, 2022	December 31, 2021
Unrestricted	$63,145,379	$140,477,586
Restricted	753,920	356,286
Total Cash Balances	$63,899,299	$140,833,872

Predecessor
June 30, 2021
Unrestricted	$16,322,893
Restricted	223,872
Total Cash Balances	$16,546,765

	Successor	Predecessor
	December 31,	December 31,
	2021	2020
Checking	$140,477,586	$36,261,104
Restricted	356,286	3,641,843
Total Cash Balances	$140,833,872	$39,902,947

	Predecessor
	December 2,	December 31,	December 31,
	2021	2020	2019
Checking	$5,300,842	$36,261,104	$32,592,496
Restricted	54,095	3,641,843	312,352
Total Cash Balances	$5,354,937	$39,902,947	$32,904,848

Summary of sources (by product type) from which the Company's revenues are derived

	Successor		Predecessor
			Three Months Ended
	Three Months Ended		June 30, 2021
Revenue Type	June 30, 2022	% of Total	(As Restated)	% of Total
Capitated Revenue	$267,102,466	99.1%	$141,560,867	97.9%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	264,624	0.1%	1,286,863	0.9%
Shared Risk Revenue	55,154	0.0%	202,011	0.1%
Care Coordination / Management Fees	762,067	0.3%	971,605	0.7%
Incentive Fees	1,269,660	0.5%	565,098	0.4%
Total Other Patient Service Revenue	2,351,505	0.9%	3,025,577	2.1%
Total Revenue	$269,453,971	100%	$144,586,444	100%

	Successor		Predecessor
			Six Months Ended
	Six Months Ended		June 30, 2021
Revenue Type	June 30, 2022	% of Total	(As Restated)	% of Total
Capitated Revenue	$536,787,281	98.9%	$290,525,057	98.2%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	2,146,877	0.4%	2,108,627	0.7%
Shared Risk Revenue	55,154	0.0%	202,011	0.1%
Care Coordination / Management Fees	2,683,173	0.5%	1,848,400	0.6%
Incentive Fees	1,325,820	0.2%	1,200,291	0.4%
Total Other Patient Service Revenue	6,211,024	1.1%	5,359,329	1.8%
Total Revenue	$542,998,305	100%	$295,884,386	100%

Summary of health plans from which the Company has a concentration of revenue that is 10.0%, or more

	Successor		Predecessor
			Three Months Ended
	Three Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$54,392,897	20.2%	$18,412,847	12.7%
Health Plan B	45,818,789	17.0%	33,449,667	23.2%
Health Plan A	48,047,307	17.8%	39,119,191	27.1%
Health Plan D	36,013,196	13.4%	27,231,621	18.8%
All Other	85,181,782	31.6%	26,373,118	18.2%
Total Revenue	$269,453,971	100%	$144,586,444	100%

	Successor		Predecessor
			Six Months Ended
	Six Months Ended		June 30, 2021
Plan Name	June 30, 2022	% of Total	(As Restated)	% of Total
Health Plan C	$109,714,073	20.2%	$37,693,084	12.7%
Health Plan B	93,838,172	17.3%	67,034,039	22.7%
Health Plan A	93,285,372	17.2%	77,813,676	26.3%
Health Plan D	72,876,157	13.4%	54,925,880	18.6%
All Other	173,284,531	31.9%	58,417,707	19.7%
Total Revenue	$542,998,305	100%	$295,884,386	100%

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Revenue Type	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Capitated Revenue	$57,224,539	97%	$567,735,297	98%	$480,739,577	98%	$139,332,707	96%
Other Patient Service Revenue:
Clinical Fees & Insurance Revenue	750,675	2%	4,318,074	1%	3,364,504	1%	3,312,107	2%
Shared Risk Revenue	180,558	0%	601,509	0%	1,111,466	0%	932,301	1%
Care Coordination / Management Fees	600,175	1%	5,880,397	1%	5,614,539	1%	1,893,553	1%
Incentive Fees	6,450	0%	67,141	0%	233,439	0%	11,444	0
Total Other Patient Service Revenue	1,537,858	3%	10,867,121	2%	10,323,948	2%	6,149,405	4%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

	Successor		Predecessor
	December 3, 2021		January 1, 2021		Year Ended		Year Ended
	through December 31,		through December 2,		December 31,		December 31,
Plan Name	2021	% of Total	2021	% of Total	2020	% of Total	2019	% of Total
Health Plan A	$11,664,112	20%	$139,289,079	24%	$147,906,495	30%	$—	—
Health Plan B	12,757,714	22%	126,460,232	22%	112,384,330	23%	13,557,771	9%
Health Plan C	6,156,558	10%	71,061,602	12%	66,237,074	13%	27,788,287	19%
Health Plan D	10,337,160	18%	114,496,751	20%	62,683,829	13%	6,106,544	4%
Health Plan E	1,820,518	3%	22,249,245	4%	28,880,247	6%	39,265,322	27%
Health Plan F	2,446,094	4%	26,670,388	5%	24,521,349	5%	26,703,364	18%
Health Plan G	—	—%	264,006	—%	22,646,251	5%	20,157,166	14%
All Other	13,580,241	23%	78,111,115	13%	25,803,950	5%	11,903,658	9%
Total Revenue	$58,762,397	100%	$578,602,418	100%	$491,063,525	100%	$145,482,112	100%

Summary of settlement receivables (health plan surpluses) and settlement payables (health plan deficits), by health plan, by year

	Health Plan Receivables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$4,296,896	$4,695,712
Health Plan B	24,371,497	15,473,828
Health Plan C	32,543,742	1,380,752
Health Plan D	13,749,578	6,651,586
Health Plan E	517,654	2,439,046
Health Plan F	1,435,258	2,925,751
Health Plan G	19,890	239,375
Health Plan H	3,795,423	2,185,619
Health Plan I	1,504,353	1,134,750
Health Plan J	317,704	149,915
Health Plan K	666,312	2,705,147
Health Plan L	260,317	899,560
Health Plan M	3,310,581	1,747,116
Health Plan N	1,596,377	974,092
Health Plan O	2,696,375	666,291
Health Plan P	415,688	106,162
Health Plan Q	351,090	61,990
Health Plan R	4,426,655	3,578,682
Health Plan S	600,639	—
Health Plan T	2,198,285	2,175,324
Health Plan U	723,797	60,306
Health Plan W	8,299	—
Total Health Plan Receivables	$99,806,410	$50,251,004

	Health Plan Settlement Payables
	Successor
	June 30, 2022	December 31, 2021
Health Plan A	$109,085	$—
Health Plan B	11,700,274	11,700,274
Health Plan D	—	3,882,250
Health Plan F	5,144,469	6,085,425
Health Plan G	885,194	776,164
Health Plan I	(147,868)	(215,626)
Health Plan O	16,552	(39,151)
Health Plan U	226,209	226,209
Health Plan V	88,480	133,149
Total Health Plan Settlement Payables	$18,022,395	$22,548,694

	Health Plan Receivables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan A	$4,695,712	$5,732,221
Health Plan B	15,473,828	15,316,696
Health Plan C	1,380,752	7,332,687
Health Plan D	6,651,586	6,863,270
Health Plan E	2,439,046	2,194,209
Health Plan F	2,925,751	3,222,247
Health Plan G	239,375	2,735,562
Health Plan H	2,185,619	878,866
Health Plan I	1,134,750	17,908
Health Plan J	149,915	285,730
Health Plan K	2,705,147	4,569
Health Plan L	899,560	378,822
Health Plan M	1,747,116	—
Health Plan N	974,092	—
Health Plan O	666,291	—
Health Plan P	106,162	—
Health Plan Q	61,990	—
Health Plan R	3,578,682	—
Health Plan T	2,175,324	—
Health Plan U	60,306	—
Total Health Plan Receivables	$50,251,004	$44,962,787

	Health Plan Settlement Payables
	Successor	Predecessor
	December 31,	December 31,
Health Plan Name	2021	2020
Health Plan B	$11,700,274	$—
Health Plan C	—	1,928,414
Health Plan D	3,882,250	4,680,185
Health Plan F	6,085,425	6,125,681
Health Plan G	776,164	1,008,495
Health Plan I	(215,626)	—
Health Plan O	(39,151)	—
Health Plan U	226,209	—
Health Plan V	133,149	—
Total Health Plan Settlement Payables	$22,548,694	$13,742,775